Stockholders' equity	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Stockholders' equity

Note 16 - Stockholders’ equity

BBB Foods Inc.

As of January 1, 2022, December 31, 2023 and 2022, the capital stock was comprised as follows:

	Number of shares	Capital Stock
As of January 1, 2022	28,050,087	Ps.	471,282
As of December 31, 2022	28,050,087	Ps.	471,282
As of December 31, 2023	28,050,087	Ps.	471,282

Description	Number of Shares	Total value
Class A (1)	4,000,000	Ps.	—
Class B (2)	11,025,000	Ps.	124,470
Class C (3)	—		—
Class D (3)	8,571,428		163,904
Class E (4)	4,453,659		182,908
Total	28,050,087	Ps.	471,282

(1)
Class A: Shares with voting rights and drag-along rights.
(2)
Class B: Shares with voting rights, drag-along rights, and liquidation preference in case of bankruptcy.
(3)
Class C: There are 15,000,000 unissued reserved shares corresponding to payments under the Plan with non-voting rights.
(4)
Class D: Shares with voting rights and liquidation preference in case of bankruptcy.
(5)
Class E: Shares with voting rights and liquidation preference in case of bankruptcy.

Dividends to be paid will be free from income tax if they come from Net Tax Profit Account (“CUFIN”, by its Spanish acronym). Any dividends paid in excess of CUFIN and reinvested CUFIN (“CUFINRE” by its Spanish acronym) will cause a tax equivalent to 42.86%. The current tax is payable by each of the Mexican Subsidiaries and may be credited against its current income tax of the year on which it is paid. The remaining amount may be credited in the following two fiscal years against the tax of the year or against the provisional payments. Dividends paid coming from profit previously taxed by income tax will not be subject to tax withholding or additional tax payment. For that purpose, income tax law sets the obligation of keeping CUFIN with profit generated up to December 31, 2013, starting another CUFIN with profit generated from January 1, 2014. As of December 31, 2023 and 2022, the sum of both CUFIN of the Mexican Subsidiaries amounted to approximately Ps.709,314 and Ps.191,226, respectively.